Fair Value Measurement - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurement
Impairment of intangible assets and goodwill	¥ 0	¥ 0